Financial Instruments Risk - Market Risk Narrative (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jan. 24, 2019 CAD ($)	Jan. 24, 2019 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate fair value, warrants outstanding	$ 37,297,000	$ 88,860,000	$ 28,945	$ 71,684
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate fair value, warrants outstanding	$ 28,900,000
Reasonably possible change in variable	10.00%		10.00%
Change in risk variable, impact on net income (loss)	$ 24,500,000	40,000,000.0
Change in risk variable, impact on comprehensive income (loss)	$ 9,300,000	4,700,000
Equity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in variable	10.00%		10.00%
Change in risk variable, impact on net income (loss)	$ 47,900,000	15,200,000
Change in risk variable, impact on comprehensive income (loss)	$ 47,900,000	$ 15,200,000
Convertible debenture, January 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount					$ 460,600,000	$ 345,000
Convertible debenture, January 2019 | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			$ 208,900